Document and Entity Information	6 Months Ended
Oct. 31, 2013
Document And Entity Information
Entity Registrant Name	GREENKRAFT, INC.
Entity Central Index Key	0001398529
Amendment Flag	false
Document Type	S-1
Document Period End Date	Oct. 31, 2013
Entity Filer Category	Smaller Reporting Company